Loans (Loans Individually Evaluated for Impairment by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 13,163	[1]		$ 13,163	[1]		$ 15,052	[1]
Recorded Investment	11,276			11,276			12,663
Allowance for Loan Losses Allocated	4,308			4,308			5,411		4,911
Average Recorded Investment	13,028		15,752	13,036		16,040	14,753		18,596		10,166
Interest Income Recognized	134		11	188		23	55		138		78
Cash Basis Recognized	173		11	196		21	50		135		78
Impaired Financing Receivables with No Related Allowance [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,975	[1]		1,975	[1]		108	[1]	1,731	[1]
Recorded Investment	1,995			1,995			87		1,066
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	1,993		100	1,052		377	252		1,107
Interest Income Recognized	0		1	0		2	3		9
Cash Basis Recognized	0		1	1		2	3		9
Impaired Financing Receivables with No Related Allowance [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,674	[1]		3,674	[1]		4,312	[1]	6,991	[1]
Recorded Investment	1,894			1,894			2,154		5,894
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	2,196		6,166	2,183		5,858	4,506		4,438
Interest Income Recognized	0		1	0		5	18		75
Cash Basis Recognized	0		1	0		5	18		75
Impaired Financing Receivables with No Related Allowance [Member] | Agricultural Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	937	[1]		937	[1]		2,126	[1]	0	[1]
Recorded Investment	946			946			2,137		0
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	2,041		145	2,231		73	535		19
Interest Income Recognized	127		2	175		2	2		6
Cash Basis Recognized	168		2	184		2	2		6
Impaired Financing Receivables with No Related Allowance [Member] | Subtotal [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,586	[1]		6,586	[1]		6,546	[1]	8,722	[1]
Recorded Investment	4,835			4,835			4,378		6,960
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	6,230		6,411	5,466		6,308	5,293		5,564
Interest Income Recognized	127		4	175		9	23		90
Cash Basis Recognized	168		4	185		9	23		90
Impaired Financing Receivables with Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance									18,811	[1]
Recorded Investment									16,691
Allowance for Loan Losses Allocated									4,911
Impaired Financing Receivables with Related Allowance [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	566	[1]		566	[1]		2,642	[1]	2,502	[1]
Recorded Investment	516			516			2,581		2,501
Allowance for Loan Losses Allocated	496			496			1,347		466
Average Recorded Investment	522		2,795	1,528		2,818	2,726		3,642
Interest Income Recognized	1		2	2		3	9		11
Cash Basis Recognized	1		2	2		3	8		11
Impaired Financing Receivables with Related Allowance [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,011	[1]		6,011	[1]		5,579	[1]	7,587	[1]
Recorded Investment	5,925			5,925			5,418		7,230
Allowance for Loan Losses Allocated	3,812			3,812			3,914		4,445
Average Recorded Investment	6,276		6,546	6,042		6,914	6,660		9,390
Interest Income Recognized	6		5	11		11	23		37
Cash Basis Recognized	4		5	9		9	19		34
Impaired Financing Receivables with Related Allowance [Member] | Agricultural Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	0	[1]		0	[1]		285	[1]	0	[1]
Recorded Investment	0			0			286		0
Allowance for Loan Losses Allocated	0			0			150		0
Average Recorded Investment	0		0	0		0	74		0
Interest Income Recognized	0		0	0		0	0		0
Cash Basis Recognized	0		0	0		0	0		0
Impaired Financing Receivables with Related Allowance [Member] | Subtotal [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,577	[1]		6,577	[1]		8,506	[1]	10,089	[1]
Recorded Investment	6,441			6,441			8,285		9,731
Allowance for Loan Losses Allocated	4,308			4,308			5,411		4,911
Average Recorded Investment	6,798		9,341	7,570		9,732	9,460		13,032
Interest Income Recognized	7		7	13		14	32		48
Cash Basis Recognized	5		7	11		12	27		45
Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	0	[1]		0	[1]		45	[1]	48	[1]
Recorded Investment	0			0			25		28
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	80		1,029	55		212	26		28
Interest Income Recognized	0		1	0		1	2		4
Cash Basis Recognized	0		1	0		1	2		4
Loans Acquired With Deteriorated Credit Quality With Additional Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	439	[1]		439	[1]		155	[1]	205	[1]
Recorded Investment	353			353			118		77
Allowance for Loan Losses Allocated	150			150			88		77
Average Recorded Investment	363		205	314		77	154		77
Interest Income Recognized	1		0	1		0	6		1
Cash Basis Recognized	$ 1		$ 0	$ 1		$ 0	$ 4		$ 1

[1]	Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.